Trade Receivables - Impaired trade receivables (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Changes in allowance account for credit losses of financial assets [abstract]
Provision for impairment of receivables, beginning of period	$ 116	$ 0
Charge for the period	513	116
Provision for impairment of receivables, end of period	$ 629	$ 116